SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of the following table provides a reconciliation of cash, cash equivalents, and restricted cash

	At December 31,
	2021	2022
Cash and cash equivalents	$254,065,589	$107,104,714
Restricted cash	316,777	182,544
Total cash, cash equivalents, and restricted cash	$254,382,366	$107,287,258

Schedule of property, plant and equipment estimated useful lives

Plant and machinery	3‑5 years
Motor vehicles	4‑5 years
Office equipment	3‑5 years
Power stations	20-40 years

Schedule of disaggregation of revenue

	2020	2021	2022
Solar power project development	$49,160,215	$61,036,228	$13,753,389
Sales from green certificates	4,178,546	—	—
Revenue recognized at the point in time	53,338,761	61,036,228	13,753,389
EPC Services	—	—	24,760,309
Electricity generation	19,368,616	17,969,727	21,654,175
Others	795,506	655,837	1,122,943
Revenue recognized over time	20,164,122	18,625,564	47,537,427
Total	$73,502,883	$79,661,792	$61,290,816

	Years ended December 31,
	2020	2021	2022
China	$16,557,196	$16,901,791	$20,736,852
United States	4,388,241	13,895,115	13,870,048
Canada	15,557,800	—	—
Romania	5,709,713	—	—
UK	655,102	—	1,078,770
Spain	—	2,839,291	(490,466)
France	152,548	96,210	14,025
Poland	10,008,838	24,943,755	24,850,487
Italy	—	—	779,475
Hungary	20,473,445	20,985,630	451,625
Total	$73,502,883	$79,661,792	$61,290,816